Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity
Stockholders' Equity

9.       Stockholders’ Equity

On June 30, 2016, the Board of Directors and stockholders approved the Second Amended and Restated Certificate of Incorporation authorizing the Company to issue up to 85,000,000 shares of common stock and 34,000,000 shares of preferred stock, each with a par value of $0.001 per share. On September 5, 2019, the Company’s Board of Directors and stockholders approved the Certificate of Amendment to the Second Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 85,000,000 shares to 500,000,000 shares and to increase the number of authorized shares of preferred stock from 34,000,000 shares to 50,000,000 shares. The par value of the common and preferred stock remained at $0.001 per share.

Common stock

The Company’s Third Amended and Restated Certificate of Incorporation, which the Board of Directors approved on September 18, 2019 and the stockholders approved on September 23, 2019, authorizes issuance of up to 500,000,000 shares of common stock with a par value of $0.001 per share. The common stock confers upon its holders the right to vote on all matters to be voted on by the stockholders of the Company (with each share representing one vote) and to ratably participate in any distribution of dividends or payments in the event of liquidation or dissolution on a per share basis. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of holders of any preferred stock that may be issued in the future.

Preferred stock

The Company’s Third Amended and Restated Certificate of Incorporation authorizes, without stockholder approval but subject to any limitations prescribed by law, the issuance of up to an aggregate of 50,000,000 shares of preferred stock (in one or more series or classes), to create additional series or classes of preferred stock and to establish the number of shares to be included in such series or class. The Board of Directors is also authorized to increase or decrease the number of shares of any series or class subsequent to the issuance of shares of that series or class. Each series will have such rights, preferences and limitations, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences as determined by the Board of Directors. As of March 31, 2020 and December 31, 2019, the Company did not have any shares of preferred stock outstanding and currently has no plans to issue shares of preferred stock.

9.      Stockholders’ Equity

On June 30, 2016, the Board and stockholders approved the Second Amended and Restated Certificate of Incorporation authorizing the Company to issue up to 85,000,000 shares of common stock and 34,000,000 shares of preferred stock (each after giving effect to the stock split as described in Note 2), each with a par value of $0.001 per share. On September 5, 2019 in connection with the stock split, the Company’s Board and stockholders approved the Certificate of Amendment to the Second Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 85,000,000 shares to 500,000,000 shares and to increase the number of authorized shares of preferred stock from 34,000,000 shares to 50,000,000 shares. The par value of the common and preferred stock remained at $0.001 per share.

Common stock

The Company’s Third Amended and Restated Certificate of Incorporation, which the Board approved on September 18, 2019 and the stockholders approved on September 23, 2019, authorizes issuance of up to 500,000,000 shares of common stock with a par value of $0.001 per share. The common stock confers upon its holders the right to vote on all matters to be voted on by the stockholders of the Company (with each share representing one vote) and to ratably participate in any distribution of dividends or payments in the event of liquidation or dissolution on a per share basis. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of holders of any preferred stock that may be issued in the future.

As described in Note 1, the Company issued and sold 12,500,000 shares of common stock to the public in conjunction with the closing of its IPO on September 23, 2019. The underwriters’ overallotment option was exercised in full and closed on October 22, 2019, where the Company issued and sold an additional 1,875,000 shares of common stock to the public.

Preferred stock

As of December 31, 2019, the Company was authorized, without stockholder approval but subject to any limitations prescribed by law, to issue up to an aggregate of 50,000,000 shares of preferred stock (in one or more series or classes), to create additional series or classes of preferred stock and to establish the number of shares to be included in such series or class. As of December 31, 2019, the Board was also authorized to increase or decrease the number of shares of any series or class subsequent to the issuance of shares of that series or class. Each series will have such rights, preferences and limitations, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences as determined by the Board. As of December 31, 2019 and December 31, 2018, the Company did not have any shares of preferred stock outstanding and currently has no plans to issue shares of preferred stock.